Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($) Segment	Dec. 31, 2012 USD ($) Segment	Dec. 31, 2011 USD ($) Segment	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Customer A Accounts Receivable Minimum	Dec. 31, 2013 Customer B Accounts Receivable Minimum	Dec. 31, 2012 Customer C Accounts Receivable Minimum
Summary Of Significant Accounting Policies [Line Items]
Goodwill impairment write-down	$ 0	$ 0
Number of operating segments	3	3	3
Revenue recognized from barter transactions	3,125,000	0	145,000
Rebates to customers	8,017,000	6,064,000	5,383,000
Business taxes, VAT and surcharges	10,495,000	6,613,000	8,340,000
Value added tax rate	6.00%
Value added tax amount	6,861,000	2,892,000
Income Tax Examination, Likelihood of Unfavorable Settlement	The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.
Cash balance	$ 104,900,000	$ 113,000,000		634,800,000	703,700,000
Percentage of cash & cash equivalents	86.50%	96.90%
Concentration risk, percentage						10.00%	10.00%	10.00%